Annual Total Returns - Fidelity Convertible Securities Fund [BarChart] - 11.30 Fidelity Convertible Securities Fund - Retail PRO-08 - Fidelity Convertible Securities Fund - Fidelity Convertible Securities Fund
Jan. 29, 2022
Bar Chart Table:
Annual Return 2012	16.82%
Annual Return 2013	24.06%
Annual Return 2014	9.26%
Annual Return 2015	(9.36%)
Annual Return 2016	5.97%
Annual Return 2017	9.66%
Annual Return 2018	(1.49%)
Annual Return 2019	28.57%
Annual Return 2020	42.59%
Annual Return 2021	10.05%